Exhibit 99.1 Schedule 17

Rating Agency Compliance - REP-6060
Run Date - 7/15/2020 10:22:26 AM
Unique Loan Identifier	Originator Name	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	Origination Date	First Payment Date	State	Zip	Original Balance	Prepayment Penalty Flag	Prepayment Terms	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	Alternate Loan ID
9500000003	XXX	1	Fixed	Refinance Rate/Term	Primary	XX/XX/2012	XX/XX/2012	CT	XXX	$XXX.XX	No		1			No	A	A	Yes	No	No	No
9500000001	XXX	1	ARM	Refinance Cash-out - Other	Primary	XX/XX/2005	XX/XX/2005	NY	XXX	$XXX.XX	No		1			Yes	A	A	Yes	No	No	N/A
9500000002	XXX	1	Fixed	Refinance Cash-out - Other	Primary	XX/XX/2006	XX/XX/2006	SC	XXX	$XXX.XX	No		1			Yes	A	A	Yes	No	No	No
9500000748	XXX	1	Fixed	Refinance Cash-out - Other	Primary	XX/XX/2008	XX/XX/2008	WA	XXX	$XXX.XX	Yes	Penalty within first 36 months at 3% of the unpaid principal balance for the first 12 months; 2% of the unpaid principal balance for the second 12 months and 1% of the unpaid principal balance for the last 12 months.	1			Yes	A	A	Yes	No	No	N/A